Other Non-Financial Liabilities - Summary of Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Non-Financial Liabilities [Abstract]
Liabilities to employees	€ 128.9	€ 99.8
Liabilities from share-based payment arrangements	47.3	26.6
Liabilities from wage taxes and social securities expenses	39.6	22.7
Government and similar grants	108.8	85.2
Other	17.3	22.6
Total	341.9	256.9
Total current	237.7	169.4
Total non-current	€ 104.2	€ 87.5